ZTIF P-1 5/15

SUPPLEMENT DATED MAY 13, 2015

TO THE CURRENTLY EFFECTIVE PROSPECTUS

DATED MAY 1, 2015

OF

TEMPLETON INSTITUTIONAL FUNDS

(Emerging Markets Series, Foreign Equity Series

Foreign Smaller Companies Series, Global Equity Series)

The Prospectus is amended as follows:

I.   I.  For the Foreign Equity Series, the portfolio management team under “FUND SUMMARIES – Portfolio Managers”    section on page 14 is revised as follows:

Portfolio Managers

Cindy L. Sweeting, CFA  President of Investment Counsel and portfolio manager of the Fund since 2001.

Peter A. Nori, CFA  Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.

Antonio T. Docal, CFA  Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 2003.

II.  II. For the Global Equity Series, the “FUND SUMMARIES – Annual Fund Operating Expenses” and “Example” tables on page 22 are revised as follows:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.77%
Other expenses	0.04%
Total annual Fund operating expenses[1]	0.81%

1.  Restated to reflect the decrease in the investment management fee effective November 1, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 83	$ 259	$ 450	$ 1,002

III III. For the Global Equity Series, the portfolio management team under “FUND SUMMARIES – Portfolio Managers” section on page 27 is revised as follows:

Portfolio Managers

Peter A. Nori, CFA  Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since inception (2008)

Antonio T. Docal, CFA  Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since inception (2008).

Cindy L. Sweeting, CFA  President of Investment Counsel and portfolio manager of the Fund since 2012.

IV.   IV. For the Foreign Equity Series, the portfolio management team under “FUND DETAILS – Management” section on page 45 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in foreign markets. The portfolio managers of the team are as follows:

Cindy L. Sweeting, CFA   President of Investment Counsel

Ms. Sweeting has been a portfolio manager of the Fund since 2001. She has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

The following individuals have secondary portfolio management responsibilities:

Peter A. Nori, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

Mr. Nori has been a portfolio manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Antonio T. Docal, CFA   Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel

Mr. Docal has been a portfolio manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

V.    V. For the Global Equity Series, the portfolio management team under “FUND DETAILS – Management” section on page 64 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Peter A. Nori, CFA Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

Mr. Nori has been a portfolio manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1987.

The following individuals have secondary portfolio management responsibilities:

Antonio T. Docal, CFA Executive Vice President/Portfolio Manager – Research Analyst of Investment Counsel

Mr. Docal has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

Cindy L. Sweeting, CFA President of Investment Counsel

Ms. Sweeting has been a portfolio manager of the Fund since 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

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ZTIF SA-1 05/15

SUPPLEMENT DATED MAY 13, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

Dated MAY 1, 2015

OF

TEMPLETON INSTITUTIONAL FUNDS

(Emerging Markets Series, Foreign Equity Series

Foreign Smaller Companies Series, Global Equity Series)

The Statement of Additional Information is amended as follows:

I.       I. For the “Management and Other Services-Portfolio managers” section the following table beginning on page 38 has been revised as follows:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
Emerging Markets Series
Mark Mobius	13	5,960.8	42[3]	21,445.1	29[3]	7,544.4
Dennis Lim	8	4,853.5	9	968.0	7	937.2
Tom Wu	8	4,853.5	9	1,234.6	5	315.2
Allan Lam	7	4,550.2	3	12,278.5	9[4]	6,414.9
Foreign Equity Series
Cindy L. Sweeting	15	11,876.3	6	2,807.1	45[5]	13,057.6
Peter A. Nori	13	11,016.7	2	1,860.5	36[5]	6,956.4
Antonio T. Docal	8	4,777.7	5	2,277.8	54	9,284.8
Smaller Companies Series
Harlan B. Hodes	4	2,092.9	4	1,405.0	9	1,532.5

Global Equity Series
Peter A. Nori	13	16,782.6	2	1,860.5	36[5]	6,956.4
Antonio T. Docal	8	10,543.5	5	2,277.8	54	9,284.8
Cindy L. Sweeting	15	17,642.1	6	2,807.1	45[5]	13,057.6

1. These figures represent registered investment companies other than the Funds that are included in this SAI.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio manager listed would not be solely responsible for managing such listed amounts.

3. Mr. Mobius manages a pooled investment vehicle with $146.3 million in assets with a performance fee and other accounts with $419.2 million in assets with a performance fee.

4. Mr. Lam manages a other account with $1,895.1 million in assets with a performance fee.

5. Ms. Sweeting and Mr. Nori manage other accounts with $223.2 million in assets with a performance fee.

II.   II. For the “Management and Other Services-Ownership of Fund Shares” section the following table beginning on page 40 has been revised as follows:

Portfolio Manager	Dollar Range of Each Fund Shares Beneficially Owned
Mark Mobius	None
Dennis Lim	None
Tom Wu	None
Allan Lam	None
Cindy L. Sweeting	None
Peter A. Nori	None
Harlan B. Hodes	None
Antonio T. Docal	None

Note: Because Mark Mobius, Dennis Lim, Tom Wu and Allan Lam are all foreign nationals, they do not hold shares in this U.S. registered Fund, however they own shares in other similar Franklin Templeton funds managed by them, registered offshore and appropriate for foreign nationals.

Please keep this supplement with your Statement of Additional Information for future reference.